UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07537

Name of Fund:	Royce Capital Fund
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2012

Date of reporting period: 3/31/2012

Item 1 – Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO
MARCH 31, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.0%

Consumer Discretionary – 13.5%
Auto Components - 1.2%
Drew Industries [1]	255,088	$6,966,453
Fuel Systems Solutions [1]	31,000	810,960

		7,777,413

Diversified Consumer Services - 1.3%
ChinaCast Education [1]	500,800	2,123,392
Lincoln Educational Services	797,293	6,306,588

		8,429,980

Household Durables - 1.0%
Cavco Industries [1]	137,004	6,381,646

Internet & Catalog Retail - 0.8%
GS Home Shopping	20,200	2,003,866
Manutan International	35,900	1,699,733
Vitacost.com [1]	177,100	1,409,716

		5,113,315

Leisure Equipment & Products - 0.7%
Callaway Golf	440,912	2,980,565
Piscines Desjoyaux	210,000	1,641,251

		4,621,816

Media - 0.2%
Saraiva S/A Livreiros Editores	105,300	1,330,202

Specialty Retail - 5.6%
Buckle (The)	76,025	3,641,597
Cato Corporation (The) Cl. A	124,300	3,435,652
Citi Trends [1]	122,036	1,398,533
hhgregg [1,2]	229,243	2,608,785
Jos. A. Bank Clothiers [1]	63,570	3,204,564
Kirkland’s [1]	371,977	6,018,588
Lewis Group	152,000	1,509,894
Luk Fook Holdings (International)	315,300	956,187
Lumber Liquidators Holdings [1]	90,000	2,259,900
Padini Holdings	6,207,900	2,938,291
Shoe Carnival [1]	154,600	4,981,212
Stein Mart [1]	624,610	4,122,426

		37,075,629

Textiles, Apparel & Luxury Goods - 2.7%
Calida Holding	41,800	1,303,501
K-Swiss Cl. A [1]	364,315	1,493,692
LaCrosse Footwear	267,399	3,454,795
Maidenform Brands [1]	87,100	1,960,621
Perry Ellis International [1]	321,312	5,998,895
True Religion Apparel [1]	83,300	2,282,420
Van de Velde	22,050	1,235,139

		17,729,063

Total		88,459,064

Consumer Staples – 3.4%
Food Products - 2.1%
Asian Citrus Holdings	3,500,000	2,388,755
Binggrae	38,800	1,938,202
BioExx Specialty Proteins [1]	619,100	133,447
Feronia [1]	689,600	214,323
Legumex Walker [1]	343,800	3,033,174
Sipef	30,900	2,908,283
Super Group	2,000,000	2,871,803
Waterloo Investment Holdings [1,3]	1,303,907	187,763

		13,675,750

Personal Products - 1.3%
Nutraceutical International [1]	124,000	1,805,440
USANA Health Sciences [1]	178,900	6,678,337

		8,483,777

Total		22,159,527

Energy – 9.4%
Energy Equipment & Services - 7.3%
Canadian Energy Services & Technology	525,100	6,185,699
Dawson Geophysical [1]	109,429	3,758,886
GASFRAC Energy Services [1]	233,300	1,756,562
Geodrill [1]	769,000	2,559,607
Gulf Island Fabrication	174,688	5,113,118
Lamprell	1,118,300	6,129,950
Natural Gas Services Group [1]	159,300	2,102,760
OYO Geospace [1]	45,761	4,820,006
Tesco Corporation [1]	260,180	3,691,954
TGC Industries [1]	529,407	5,251,718
Total Energy Services	323,000	5,197,403
Union Drilling [1]	207,569	1,154,084

		47,721,747

Oil, Gas & Consumable Fuels - 2.1%
Gran Tierra Energy [1]	444,100	2,793,389
Renewable Energy Group [1,2]	218,200	2,260,552
Sprott Resource [1]	1,128,300	4,536,050
Triangle Petroleum [1]	495,698	3,420,316
Uranium Resources [1,2]	551,225	501,560

		13,511,867

Total		61,233,614

Financials – 6.3%
Capital Markets - 2.6%
Edelman Financial Group (The)	420,000	2,776,200
FBR & Co. [1]	575,709	1,479,572
Gluskin Sheff + Associates	207,300	3,096,666
GMP Capital	295,700	2,223,420
INTL FCStone [1]	233,469	4,926,196
U.S. Global Investors Cl. A	112,300	814,175
Westwood Holdings Group	44,427	1,720,658

		17,036,887

Commercial Banks - 0.6%
Bancorp (The) [1]	202,528	2,033,381
BCB Holdings [1]	1,303,907	427,548
Pacific Continental	178,800	1,684,296

		4,145,225

Diversified Financial Services - 0.2%
Hellenic Exchanges	369,300	1,467,755

Insurance - 1.5%
American Safety Insurance Holdings [1]	135,000	2,544,750
eHealth [1]	342,441	5,585,213
Navigators Group [1]	29,536	1,395,280

		9,525,243

Real Estate Management & Development - 1.4%
Kennedy-Wilson Holdings	496,714	6,705,639
Midland Holdings	3,428,100	1,796,701
Syswin ADR [1]	586,868	528,181

		9,030,521

Total		41,205,631

Health Care – 9.1%
Biotechnology - 0.9%
Burcon NutraScience [1]	140,303	855,848
Dyax Corporation [1]	717,416	1,119,169
Lexicon Pharmaceuticals [1]	1,932,971	3,595,326

		5,570,343

Health Care Equipment & Supplies - 4.6%
Anika Therapeutics [1]	164,078	2,057,538
Cerus Corporation [1]	555,557	2,233,339
CryoLife [1]	258,805	1,363,903
Cynosure Cl. A [1]	120,378	2,149,951
Exactech [1]	211,298	3,349,073
Kensey Nash	140,376	4,107,402
Merit Medical Systems [1]	186,035	2,310,555
STRATEC Biomedical	30,727	1,270,398
SurModics [1]	240,146	3,691,044
Syneron Medical [1]	454,485	4,872,079
Young Innovations	82,053	2,537,079

		29,942,361

Health Care Providers & Services - 1.4%
CorVel Corporation [1]	63,023	2,513,988
PDI [1]	528,720	3,526,562
U.S. Physical Therapy	121,960	2,811,178

		8,851,728

Health Care Technology - 0.1%
Epocrates [1]	109,300	937,794

Life Sciences Tools & Services - 0.9%
BG Medicine [1,2]	183,550	1,288,521
BioClinica [1]	276,785	1,536,157
EPS	1,500	3,296,484

		6,121,162

Pharmaceuticals - 1.2%
Unichem Laboratories	524,000	1,382,899
Vetoquinol	194,675	5,919,746
Zogenix [1,2]	439,978	879,956

		8,182,601

Total		59,605,989

Industrials – 19.8%
Aerospace & Defense - 0.2%
Ducommun [1]	125,873	1,497,889

Building Products - 1.5%
AAON	200,156	4,041,149
Quanex Building Products	197,500	3,481,925
WaterFurnace Renewable Energy	112,500	2,287,333

		9,810,407

Commercial Services & Supplies - 1.4%
Courier Corporation	135,418	1,570,849
Ennis	241,449	3,819,723
Viad Corporation	184,500	3,584,835

		8,975,407

Construction & Engineering - 1.7%
Layne Christensen [1]	174,200	3,875,950
Raubex Group	1,527,036	2,587,859
Severfield-Rowen	578,974	1,669,240
Sterling Construction [1]	317,947	3,099,984

		11,233,033

Electrical Equipment - 3.4%
Elektrobudowa	28,812	1,038,053
Fushi Copperweld [1]	522,339	3,943,659
Global Power Equipment Group [1]	267,688	7,414,958
Graphite India	2,332,200	3,836,262
LSI Industries	502,413	3,682,687
Voltamp Transformers	254,000	2,567,671

		22,483,290

Machinery - 6.5%
AIA Engineering	146,793	1,057,474
Burckhardt Compression Holding	14,000	3,838,485
CB Industrial Product Holding	1,838,000	1,505,918
Foster (L.B.) Company Cl. A	116,576	3,323,582
FreightCar America	181,591	4,083,982
Gorman-Rupp Company	44,670	1,303,471
Graham Corporation	313,678	6,866,412
Kadant [1]	165,331	3,938,184
Key Technology [1]	216,129	2,857,225
Pfeiffer Vacuum Technology	32,400	3,670,848
RBC Bearings [1]	99,798	4,603,682
Semperit AG Holding	127,713	5,474,431

		42,523,694

Marine - 0.2%
Euroseas	629,744	1,435,816

Professional Services - 2.7%
CRA International [1]	176,706	4,456,525
Exponent [1]	83,668	4,059,572
GP Strategies [1]	511,200	8,946,000

		17,462,097

Road & Rail - 1.9%
Marten Transport	344,080	7,593,846
Patriot Transportation Holding [1]	207,440	4,831,277

		12,425,123

Trading Companies & Distributors - 0.3%
Houston Wire & Cable	133,400	1,852,926

Total		129,699,682

Information Technology – 14.0%
Communications Equipment - 2.4%
Anaren [1]	378,236	6,940,630
Digi International [1]	335,810	3,690,552
KVH Industries [1]	258,000	2,709,000
Parrot [1]	89,720	2,478,149

		15,818,331

Computers & Peripherals - 0.8%
Avid Technology [1]	82,093	903,023
Novatel Wireless [1]	196,100	656,935
Super Micro Computer [1]	208,111	3,633,618

		5,193,576

Electronic Equipment, Instruments & Components - 2.0%
Diploma	364,485	2,623,474
Domino Printing Sciences	154,852	1,382,087
Electro Rent	127,600	2,349,116
Fabrinet [1]	145,469	2,576,256
Inficon Holding	8,053	1,784,203
Nice	184,814	714,810
Vaisala Cl. A	89,877	1,917,903

		13,347,849

Internet Software & Services - 0.8%
Envestnet [1]	129,400	1,620,088
KIT digital [1,2]	211,605	1,523,556
World Energy Solutions [1,2]	358,700	1,714,586

		4,858,230

IT Services - 0.5%
CSE Global	1,637,500	1,074,689
Neurones	170,000	2,038,293

		3,112,982

Semiconductors & Semiconductor Equipment - 6.0%
Advanced Energy Industries [1]	404,300	5,304,416
ATMI [1]	232,600	5,419,580
AXT [1]	934,847	5,936,278
GSI Technology [1]	471,561	1,999,419
Integrated Silicon Solution [1]	485,700	5,420,412
Mindspeed Technologies [1]	360,200	2,294,474
Rudolph Technologies [1]	644,793	7,163,650
Sigma Designs [1]	652,564	3,380,282
Ultra Clean Holdings [1]	324,876	2,449,565

		39,368,076

Software - 1.5%
Monotype Imaging Holdings [1]	209,217	3,117,333
VASCO Data Security International [1]	643,630	6,944,768

		10,062,101

Total		91,761,145

Materials – 15.6%
Chemicals - 2.0%
C. Uyemura & Co.	43,800	1,714,534
Huchems Fine Chemical	145,000	2,725,829
Quaker Chemical	85,650	3,378,892
Societe Internationale de Plantations
d’Heveas	29,885	3,298,218
Victrex	73,000	1,576,308

		12,693,781

Construction Materials - 0.1%
Mardin Cimento Sanayii	158,000	604,589

Metals & Mining - 13.5%
Alamos Gold	240,200	4,409,306
Allied Nevada Gold [1]	167,329	5,443,212
Argonaut Gold [1]	282,600	2,408,241
Aureus Mining [1]	653,000	772,510
Bear Creek Mining [1]	518,300	1,855,062
Castle (A.M.) & Co. [1]	229,663	2,905,237
Copper North Mining [1]	360,000	97,448
Endeavour Mining [1]	1,472,900	3,292,964
Endeavour Silver [1]	544,100	5,158,068
Entree Gold [1]	873,700	1,135,810
Goldgroup Mining [1]	767,100	715,227
Great Basin Gold [1]	1,288,675	904,379
Great Panther Silver [1,2]	263,400	592,650
Horsehead Holding Corporation [1]	511,100	5,821,429
Imdex	899,592	2,832,800
International Tower Hill Mines [1]	329,800	1,414,842
Lumina Copper [1,2]	419,200	6,871,442
Materion Corporation [1]	19,300	554,489
McEwen Mining [1]	804,196	3,570,630
NorthIsle Copper and Gold [1,2]	360,000	115,495
Olympic Steel	264,228	6,341,472
Phoscan Chemical [1]	2,968,200	1,026,647
Pilot Gold [1]	1,469,325	2,666,277
Quaterra Resources [1]	895,000	484,535
Revett Minerals [1,2]	133,341	557,365
Richmont Mines [1]	484,100	3,766,298
Saracen Mineral Holdings [1]	3,000,000	1,740,228
Scorpio Mining [1,2]	1,094,600	1,426,617
Silvercorp Metals	416,600	2,870,374
Soltoro [1]	810,400	568,730
Synalloy Corporation	93,641	1,230,443
Timmins Gold [1]	822,800	1,843,072
Torex Gold Resources [1]	1,009,000	2,023,159
Universal Stainless & Alloy Products [1]	187,528	8,011,196
Village Main Reef [1]	2,373,809	603,432
Western Copper and Gold [1]	720,000	1,029,600
Wildcat Silver [1]	986,200	1,374,323

		88,435,009

Total		101,733,379

Telecommunication Services – 1.3%
Diversified Telecommunication Services - 1.3%
Atlantic Tele-Network	136,505	4,963,322
Inteliquent [1]	312,330	3,807,303

Total		8,770,625

Utilities – 0.2%
Independent Power Producers & Energy Traders - 0.2%
Alterra Power [1]	1,844,000	1,127,716

Total		1,127,716

Miscellaneous [4] – 1.4%
Total		9,246,009

TOTAL COMMON STOCKS
(Cost $522,490,531)		615,002,381

REPURCHASE AGREEMENT – 6.3%
Fixed Income Clearing Corporation,
0.01% dated 3/30/12, due 4/2/12,
maturity value $41,246,034 (collateralized
by obligations of various U.S. Government
Agencies, 0.625% due 12/31/12, valued at
$42,074,325)
(Cost $41,246,000)		41,246,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.7%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0098%)
(Cost $4,441,024)		4,441,024

TOTAL INVESTMENTS – 101.0%
(Cost $568,177,555)		660,689,405

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.0)%		(6,356,887)

NET ASSETS – 100.0%		$654,332,518

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
MARCH 31, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 93.5%

Consumer Discretionary – 27.5%
Auto Components - 2.3%
Dorman Products [1]	302,263	$15,294,508

Hotels, Restaurants & Leisure - 0.9%
International Speedway Cl. A	215,932	5,992,113

Media - 1.0%
World Wrestling Entertainment Cl. A	701,355	6,221,019

Specialty Retail - 15.6%
American Eagle Outfitters	780,415	13,415,334
Ascena Retail Group [1]	435,390	19,296,485
Buckle (The)	384,403	18,412,904
Cato Corporation (The) Cl. A	352,292	9,737,351
GUESS?	87,845	2,745,156
Jos. A. Bank Clothiers [1]	388,074	19,562,810
Shoe Carnival [1]	512,029	16,497,574
Stein Mart [1]	352,170	2,324,322

		101,991,936

Textiles, Apparel & Luxury Goods - 7.7%
Barry (R.G.)	135,910	1,658,102
G-III Apparel Group [1]	486,978	13,839,915
Maidenform Brands [1]	546,525	12,302,278
Steven Madden [1]	292,242	12,493,345
Wolverine World Wide	267,694	9,952,863

		50,246,503

Total		179,746,079

Consumer Staples – 2.9%
Food & Staples Retailing - 0.4%
Village Super Market Cl. A	83,236	2,629,425

Food Products - 0.8%
J&J Snack Foods	97,054	5,091,453

Personal Products - 1.7%
Inter Parfums	536,625	8,419,646
Nu Skin Enterprises Cl. A	52,327	3,030,257

		11,449,903

Total		19,170,781

Energy – 7.7%
Energy Equipment & Services - 6.3%
Atwood Oceanics [1]	251,800	11,303,302
Helmerich & Payne	34,400	1,855,880
Matrix Service [1]	683,199	9,571,618
Rowan Companies [1]	52,035	1,713,513
Unit Corporation [1]	386,200	16,513,912

		40,958,225

Oil, Gas & Consumable Fuels - 1.4%
Cimarex Energy	67,118	5,065,395
Energen Corporation	88,600	4,354,690

		9,420,085

Total		50,378,310

Financials – 16.1%
Capital Markets - 2.2%
Federated Investors Cl. B	634,697	14,223,559

Commercial Banks - 1.2%
City Holding Company	229,940	7,983,517

Insurance - 12.0%
Allied World Assurance Company
Holdings	274,233	18,831,580
Alterra Capital Holdings	362,825	8,337,718
AMERISAFE [1]	150,504	3,723,469
Aspen Insurance Holdings	432,969	12,097,154
Endurance Specialty Holdings	135,289	5,500,851
Meadowbrook Insurance Group	773,374	7,215,579
Montpelier Re Holdings	415,277	8,023,152
Reinsurance Group of America	150,600	8,956,182
StanCorp Financial Group	127,200	5,207,568
Validus Holdings	19,185	593,776

		78,487,029

Thrifts & Mortgage Finance - 0.7%
Genworth MI Canada	196,900	4,368,537

Total		105,062,642

Health Care – 9.7%
Biotechnology - 0.6%
Emergent Biosolutions [1]	248,906	3,982,496

Health Care Equipment & Supplies - 0.3%
ICU Medical [1]	41,375	2,033,995

Health Care Providers & Services - 7.2%
Chemed Corporation	283,779	17,787,268
Magellan Health Services [1]	164,967	8,052,039
MEDNAX [1]	201,409	14,978,788
U.S. Physical Therapy	283,206	6,527,898

		47,345,993

Pharmaceuticals - 1.6%
Obagi Medical Products [1]	757,299	10,147,806

Total		63,510,290

Industrials – 5.2%
Aerospace & Defense - 2.3%
American Science & Engineering	3,506	235,077
Cubic Corporation	317,200	14,997,216

		15,232,293

Electrical Equipment - 0.8%
AZZ	96,555	4,986,100

Trading Companies & Distributors - 2.1%
Applied Industrial Technologies	329,397	13,548,099

Total		33,766,492

Information Technology – 21.5%
Communications Equipment - 3.4%
NETGEAR [1]	313,489	11,975,280
Plantronics	247,900	9,980,454

		21,955,734

Computers & Peripherals - 1.3%
Super Micro Computer [1]	479,545	8,372,855

Electronic Equipment, Instruments & Components - 7.7%
DDi Corporation	522,288	6,371,914
Fabrinet [1]	558,100	9,883,951
Littelfuse	201,416	12,628,783
Multi-Fineline Electronix [1]	216,029	5,929,996
Rofin-Sinar Technologies [1]	271,106	7,149,065
Vishay Intertechnology [1]	697,500	8,481,600

		50,445,309

IT Services - 3.2%
ManTech International Cl. A	492,080	16,957,077
MAXIMUS	87,769	3,569,565
Total System Services	6,800	156,876

		20,683,518

Semiconductors & Semiconductor Equipment - 5.9%
Entropic Communications [1,2]	460,900	2,687,047
GSI Technology [1]	879,581	3,729,424
Integrated Silicon Solution [1]	195,916	2,186,423
IXYS Corporation [1]	339,687	4,483,868
MKS Instruments	460,572	13,600,691
Teradyne [1]	460,000	7,769,400
Ultra Clean Holdings [1]	583,704	4,401,128

		38,857,981

Total		140,315,397

Materials – 2.8%
Chemicals - 2.2%
Innospec [1,2]	470,588	14,296,464

Containers & Packaging - 0.6%
UFP Technologies [1]	190,800	3,711,060

Total		18,007,524

Miscellaneous [4] – 0.1%
Total		649,764

TOTAL COMMON STOCKS
(Cost $472,807,071)		610,607,279

REPURCHASE AGREEMENT – 7.1%
Fixed Income Clearing Corporation,
0.01% dated 3/30/12, due 4/2/12,
maturity value $46,460,039 (collateralized
by obligations of various U.S. Government
Agencies, 0.19% due 11/21/12, valued at
$47,390,000)
(Cost $46,460,000)		46,460,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.0%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0098%)
(Cost $69,750)		69,750

TOTAL INVESTMENTS – 100.6%
(Cost $519,336,821)		657,137,029

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.6)%		(4,151,627)

NET ASSETS – 100.0%		$652,985,402

[1]	Non-income producing.
[2]	All or a portion of these securities were on loan at March 31, 2012. Total market value of loaned securities as of March 31, 2012, was as follows:

	Fund	Market Value

	Royce Capital Fund - Micro-Cap Portfolio	$4,193,890
	Royce Capital Fund - Small-Cap Portfolio	67,783

[3]	A security for which market quotations are not readily available represents 0.0% of net assets for Royce Capital Fund - Micro-Cap Portfolio. This security has been valued at its fair value under procedures approved by the Fund’s Board of Trustees. This security is defined as a Level 3 security due to the use of significant unobservable inputs in the determination of fair value.
[4]	Includes securities first acquired in 2012 and less than 1% of net assets.

TAX INFORMATION:
At March 31, 2012, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized	Gross Unrealized
		Appreciation
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Royce Capital Fund - Micro-Cap Portfolio	$568,355,229	$92,334,176	$156,926,457	$64,592,281
Royce Capital Fund - Small-Cap Portfolio	520,259,735	136,877,294	147,707,852	10,830,558

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Any Level 2 securities with values based on quoted prices for similar securities would be noted in the Schedules of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2012. For a detailed breakout of common stocks by sector classification, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total
Royce Capital Fund - Micro-Cap Portfolio
Common Stocks	$614,814,618	$–	$187,763	$615,002,381
Cash Equivalents	4,441,024	41,246,000	–	45,687,024
Royce Capital Fund - Small-Cap Portfolio
Common Stocks	610,607,279	–	–	610,607,279
Cash Equivalents	69,750	46,460,000	–	46,529,750

Level 3 Reconciliation:

	Balance as of 12/31/11	Realized and Unrealized	Balance as of 3/31/12
		Gain (Loss)
Royce Capital Fund - Micro-Cap Portfolio
Common Stocks	$182,286	$5,477	$187,763

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Securities Lending:

The Funds loan securities through a lending agent to qualified institutional investors for the purpose of realizing additional income. Collateral for the Funds on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds retain the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. The lending agent is not affiliated with Royce.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures
(a)       The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)      There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Capital Fund
By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Capital Fund
Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Capital Fund
Date: May 29, 2012

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, Royce Capital Fund
Date: May 29, 2012